NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fee and commission income:
Current accounts	£ 712	£ 752	£ 804
Credit and debit card fees	953	875	918
Other	1,300	1,418	1,530
Total fee and commission income	2,965	3,045	3,252
Fee and commission expense	(1,382)	(1,356)	(1,442)
Net fee and commission income	£ 1,583	£ 1,689	£ 1,810